Financial instruments by category	12 Months Ended
Jun. 30, 2022
14. Financial instruments by category

14. Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation. In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2022 are as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2022
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	12,057	-	-	-	12,057	3,963	16,020
Investments in financial assets:
- Public companies’ securities	-	1,346	-	-	1,346	-	1,346
- Mutual fonds	-	13,870	-	-	13,870	-	13,870
- Bonds	-	3,806	-	-	3,806	-	3,806
- Others	10	265	-	-	275	-	275
Cash and cash equivalents:
- Cash at bank and on hand	10,015	-	-	-	10,015	-	10,015
- Short-term investments	-	2,761	-	-	2,761	-	2,761
Total assets	22,082	22,048	-	-	44,130	3,963	48,093

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2022
Liabilities as per Statements of Financial Position
Trade and other payables	4,440	-	-	-	4,440	7,641	12,081
Borrowings	74,734	-	-	-	74,734	-	74,734
Derivative financial instruments:
- Swaps	-	-	16	-	16	-	16
Total liabilities	79,174	-	16	-	79,190	7,641	86,831

Financial assets and financial liabilities as of June 30, 2021 were as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2021
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	11,858	-	-	-	11,858	8,104	19,962
Investments in financial assets:
- Public companies’ securities	-	1,600	-	-	1,600	-	1,600
- Bonds	-	4,446	-	-	4,446	-	4,446
- Investments in financial assets with quotation	16	1,048	-	79	1,143	-	1,143
Cash and cash equivalents:
- Cash at bank and on hand	1,850	-	-	-	1,850	-	1,850
- Short term investments	-	1,317	-	-	1,317	-	1,317
Total assets	13,724	8,411	-	79	22,214	8,104	30,318

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2021
Liabilities as per Statements of Financial Position
Trade and other payables	4,729	-	-	-	4,729	5,913	10,642
Borrowings	101,887	-	-	-	101,887	-	101,887
Derivative financial instruments:	-
- Swaps	-	-	94	-	94	-	94
Total liabilities	106,616	-	94	-	106,710	5,913	112,623

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 20).

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	As of June 30, 2022			As of June 30, 2021
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	12,587	(530)	12,057	15,221	(3,363)	11,858
Financial liabilities
Trade and other payables	3,910	530	4,440	1,366	3,363	4,729

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	463	-	463
Interest expense	(8,171)	-	(8,171)
Interest expense on lease liabilities	(120)	-	(120)
Foreign exchange gains, net	14,406	-	14,406
Gain from repurchase of NCN	1,460	-	1,460
Fair value gain on financial assets at fair value through profit or loss	-	1,454	1,454
Interest and discount generated by operating credits	128	-	128
Gain on derivative financial instruments, net	-	33	33
Other finance costs	(463)	-	(463)
Total financial instruments (i)	7,703	1,487	9,190

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	591	-	591
Interest expense	(10,511)	-	(10,511)
Interest expense on lease liabilities	(158)	-	(158)
Foreign exchange gains, net	11,512	-	11,512
Dividend income	1	-	1
Loss from repurchase of NCN	(156)	-	(156)
Fair value gain on financial assets at fair value through profit or loss	-	8,720	8,720
Interest and discount generated by operating credits	157	-	157
Loss on derivative financial instruments, net	-	(740)	(740)
Other finance costs	(1,420)	-	(1,420)
Total financial instruments (i)	16	7,980	7,996
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income	491	-	491
Interest expense	(14,114)	-	(14,114)
Interest expense on lease liabilities	(133)	-	(133)
Foreign exchange gains, net	(15,386)	-	(15,386)
Dividend income	34	-	34
Gain from repurchase of NCN	228	-	228
Fair value gain on financial assets at fair value through profit or loss	-	828	828
Interest and discount generated by operating credits	417	-	417
Loss on derivative financial instruments, net	-	(901)	(901)
Other finance costs	(923)	-	(923)
Total financial instruments (i)	(29,386)	(73)	(29,459)

(i)

Included within “Financial results, net“ in the Consolidated Statements of Income and Other Comprehensive Income, with the exception of interest and discount generated by operating assets, which are included within "Other operating results, net".

The following table presents the changes in Level 3 financial instruments as of June 30, 2022 and 2021:

	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Derivative financial instruments	Total
Balances at June 30, 2020	(49)	7,164	571	349	8,035
Deconsolidation	49	(7,164)	(500)	(349)	(7,964)
Currency translation adjustment	-	-	(7)	-	(7)
Gain for the year (i)	-	-	15	-	15
Balances at June 30, 2021	-	-	79	-	79
Currency translation adjustment	-	-	(8)	-	(8)
Write off	-	-	(96)	-	(96)
Gain for the year (i)	-	-	25	-	25
Balances at June 30, 2022	-	-	-	-	-

(i)	Included within “Financial results, net” in the Consolidated Statements of Income and Other Comprehensive Income.

During the fiscal year ended June 30, 2021, there were no transfers between levels of hierarchy of the fair value. During the fiscal year ended June 30, 2022, there were no transfers between levels of hierarchy of the fair value. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments Swaps	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

As of June 30, 2022, there are no changes in economic or business circumstances that affect the fair value of the Group's financial assets and liabilities that were not considered in the fair value estimation.